Income taxes - Schedule of Reconciliation between Actual Tax Charge and Amount Calculated based on Statutory Income Tax Rate (Parenthetical) (Details) - PRC	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Line Items]
Tax rate	25.00%	25.00%	25.00%
Percentage of tax-deductible research and development expenses	175.00%	175.00%	175.00%